Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Classic Shares Prospectus Dreyfus Institutional Treasury and Agency Cash Advantage Fund Classic Shares
Management fees	0.14%
Distribution and/or service (12b-1) fees	0.55%
Other expenses	none
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.69%
[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any administration agreement or distribution or service plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and counsel, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and counsel (in the amount of less than 0.01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Classic Shares | USD ($)	70	221	384	859

Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash or repurchase agreements collateralized by cash), and typically invests exclusively in such securities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Investors could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Classic shares from year to year. The table shows the average annual total returns of the fund's Classic shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The performance figures for the fund's Classic shares prior to September 13, 2008 represent the performance of a predecessor fund's Classic shares.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2006: 1.16% Worst Quarter Q3, 2015: 0.00% The year-to-date total return of the fund's Classic shares as of June 30, 2016 was 0.01%.
Average Annual Total Returns as of 12/31/15
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Classic Shares	none	none	0.95%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly. Former holders of Classic shares of the predecessor fund should call toll-free 1-800-DREYFUS (inside the U.S. only).